Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 DKK (kr) shares
Capital Structure and Financial Matters
Equity | $	$ 7,038
Equity | $	21,829
Share capital
Capital Structure and Financial Matters
Equity	2,648	kr 16,198
Equity	$ 3,132	19,198
Share capital | Initial Public Offering
Capital Structure and Financial Matters
Capital increase at February 9, 2021 for initial public offering | kr		kr 3,000
Ordinary shares
Capital Structure and Financial Matters
Share capital, shares, beginning of year	16,198,668	16,198,668
Share capital, shares, end of the period	19,198,668	19,198,668
Ordinary shares | Initial Public Offering
Capital Structure and Financial Matters
Capital increase at February 9, 2021 for initial public offering, shares	3,000,000	3,000,000